Other Assets And Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Schedule of Equity Method Investments [Line Items]
Marketable equity securities included in investments in equity method investees, carrying value	¥ 625,800	¥ 208,497
Marketable equity securities included in investment in equity method investees, aggregated market values	945,983	332,162
Investment in equity method investees, recognized impairment losses of other than temporary declines in the value of investments in certain affiliated companies	580,474	46,804	104,045
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	497,363	94,708
Equity method investment, Ownership percentage	21.80%
MSMS [Member]
Schedule of Equity Method Investments [Line Items]
Investment in equity method investees, carrying values	¥ 171,690	¥ 183,054